Breakdown of expenses by nature - Actuarial Assumptions (Details) - France - Foreign countries	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Wage inflation	3.00%	3.00%
Minimum
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	3.10%
Turnover	5.30%	5.30%
Maximum
Disclosure of defined benefit plans [line items]
Discount rate	3.20%	3.20%
Turnover	20.10%	20.10%